Short-term Investments	12 Months Ended
Dec. 31, 2020
Short-term Investments.
Short-term Investments

4. Short-term Investments

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Short‑term investments:
Bank time deposits	1,225	134,736
Wealth management products	1,843,370	15,553,585
Total	1,844,595	15,688,321

Bank time deposits are time deposits with original maturities of longer than three months but less than one year or the long-term bank deposits with a maturity date within one year.

The Company’s wealth management products are issued by multiple financial institutions, which are mainly money market funds and structural deposits containing a variable interest rate. To estimate the fair value of short-term investments, the Company refers to the quoted rate of return provided by financial institutions at the end of each year using discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement. The weighted average interest rates for the wealth management products are 3.46%, 3.51% and 3.83% for the years ended December 31, 2018, 2019 and 2020. The Group elects to measure the investment in wealth management products at fair value with the fair value changes mainly recorded in other income, net in the consolidated statements of comprehensive income (loss).